Other Income And Expenses	12 Months Ended
Apr. 30, 2018
Interest Income And Interest Expense [Abstract]
Interest Income And Interest Expense
The following table shows the components of other income (expense), net:

(in 000s)
Year ended April 30,	2018	2017	2016
Mortgage loans and real estate owned, net	$—	$2,644	$4,914
Interest income	6,861	3,642	3,962
Interest and gains on available-for-sale securities	—	188	8,548
Foreign currency losses	(165)	(1)	(7,807)
Impairment of investments	—	—	(2,500)
Other, net	(642)	(219)	(1,868)
	$6,054	$6,254	$5,249

In fiscal year 2017, we sold our portfolio of mortgage loans and related real estate owned.